About the presentation of our financial statements - Exchange rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pound sterling
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	1.28	1.24	1.24
Year-end	1.25	1.28	1.21
Australian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.66	0.66	0.69
Year-end	0.62	0.69	0.68
Canadian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.73	0.74	0.77
Year-end	0.70	0.76	0.74
Euro
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	1.08	1.08	1.05
Year-end	1.04	1.11	1.07
South African rand
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.055	0.054	0.061
Year-end	0.053	0.054	0.059